Note 13 - Condensed Consolidated Guarantor Financial Statements (Details) - Unaudited Condensed Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
AssetsAbstract00
Current assets	$ 13,196,566	$ 10,907,674	$ 8,457,532
Intercompany accounts receivable	3,964,300	6,907,111	4,226,244
Fixed assets	29,853,070	36,992,348	41,410,231
Other assets	2,380,831	125,778
Total Assets	45,430,467	48,025,800	52,855,226
LiabilitiesAndStockholdersEquityAbstract00
Current liabilities	20,862,580	20,595,245	19,605,885
Long-term liabilities	8,438,410	9,074,148
Stockholders' equity	16,129,477	18,356,407	23,110,052	6,817,331
Total Liabilities and Stockholders' Equity	45,430,467	48,025,800	52,855,226
Consolidation, Eliminations [Member]
AssetsAbstract00
Current assets	31,637,964	34,412,241	30,870,748
Intercompany accounts receivable	(31,747,888)	(34,531,141)
Fixed assets	54,909	4,389,430	(3,176,788)
Investment in subsidiaries	(19,307,240)	(19,307,240)
Total Assets	(19,362,255)	(15,036,710)	(17,723,285)
LiabilitiesAndStockholdersEquityAbstract00
Current liabilities	31,747,865	34,531,141	30,622,699
Intercompany accounts payable	(31,747,865)	(34,531,141)
Stockholders' equity	(19,362,255)	(15,036,710)	(17,498,353)
Total Liabilities and Stockholders' Equity	(19,362,255)	(15,036,710)	(17,723,285)
Parent Company [Member]
AssetsAbstract00
Current assets	3,224,927	1,949,764	3,384,434
Intercompany accounts receivable	30,271,871	33,719,606
Fixed assets	2,130,826	2,167,250	2,274,065
Investment in subsidiaries	19,234,244	19,234,244
Other assets	90,582	64,842
Total Assets	54,952,450	57,135,706	55,485,848
LiabilitiesAndStockholdersEquityAbstract00
Current liabilities	6,565,026	5,648,819	4,214,487
Long-term liabilities	3,403,530	3,574,506	4,235,069
Stockholders' equity	44,983,894	47,912,381	47,036,292
Total Liabilities and Stockholders' Equity	54,952,450	57,135,706	55,485,848
Guarantor Subsidiaries [Member]
AssetsAbstract00
Current assets	6,239,372	7,442,231	2,796,858
Intercompany accounts receivable	1,476,017	811,535
Fixed assets	18,691,660	14,402,410	20,647,657
Investment in subsidiaries	4,539,391	4,539,391
Other assets	60,936	60,936
Total Assets	31,007,376	27,256,503	23,511,742
LiabilitiesAndStockholdersEquityAbstract00
Current liabilities	10,858,165	11,954,865	10,370,966
Long-term liabilities	4,160,968	4,517,062	4,140,768
Stockholders' equity	15,988,243	10,784,576	9,000,008
Total Liabilities and Stockholders' Equity	31,007,376	27,256,503	23,511,742
Non-Guarantor Subsidiaries [Member]
AssetsAbstract00
Current assets	(27,905,697)	(32,896,562)	(28,594,508)
Fixed assets	8,975,675	16,033,258	21,665,297
Investment in subsidiaries	(4,466,395)	(4,466,395)
Other assets	2,229,313
Total Assets	(21,167,104)	(21,329,699)	(8,419,079)
LiabilitiesAndStockholdersEquityAbstract00
Current liabilities	(28,308,476)	(31,539,580)	(25,602,267)
Intercompany accounts payable	31,747,865	34,531,141
Long-term liabilities	873,912	982,580	1,763,452
Stockholders' equity	(25,480,405)	(25,303,840)	(15,427,895)
Total Liabilities and Stockholders' Equity	$ (21,167,104)	$ (21,329,699)	$ (8,419,079)